Details of Significant Accounts - Summary of Expenses by Nature (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Expense By Nature [Abstract]
Employee benefit expenses	$ 8,973	$ 268,381	$ 314,655	$ 323,991
Depreciation charges	2,165	64,754	39,315	41,926
Amortization charges	$ 222	$ 6,648	$ 8,144	$ 10,570